Sep. 30, 2025
BNY Dreyfus Stablecoin Reserves Fund
Risk Table - BNY Dreyfus Stablecoin Reserves Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

Risk Lose Money [Member]	You could lose money by investing in the fund.
Risk Money Market Fund Price Fluctuates [Member]	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured [Member]	An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Interest rate risk

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· U.S. Treasury securities risk

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

· Stablecoin reserve risk

• Stablecoin reserve risk: Shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins. The assets of the fund are therefore expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins are relatively new and may face periods of uncertainty, resulting in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the fund's shares (including requests by multiple stablecoin issuers at the same time). Such redemption requests could adversely affect remaining fund shareholders, the fund's liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. The Guiding and Establishing National Innovation for U.S. Stablecoins Act (GENIUS Act) is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the fund and may impact the ability of the fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the fund intends to invest in eligible reserve assets pursuant to the GENIUS Act, the fund’s yield may be lower than that of other money market funds that are permitted to invest in a wider universe of investments and with longer maturities.

· Large shareholder risk

• Large shareholder risk: From time to time, one or more shareholders may own a substantial number of fund shares or may own or control a significant percentage of the shares of the fund. The sale of a large number of shares could adversely affect remaining fund shareholders, the fund’s liquidity, and the fund's ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. Because shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

· Repurchase agreement counterparty risk

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.